Income Taxes (Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Domestic	$ 4,564	$ 10,650	$ 14,714
Foreign	8,304	7,989	1,914
Current Income Tax Expense Benefit	12,868	18,639	16,628
Deferred:
Domestic	(18,607)	(5,177)	(9,428)
Foreign	(4,581)	(48,710)	(9,674)
Deferred Income Tax Expense Benefit	(23,188)	(53,887)	(19,102)
Total income taxes	$ (10,320)	$ (35,248)	$ (2,474)